Short-term Loan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Short-term Debt [Line Items]
Short-term loans	$ 350,854		¥ 2,272,760	¥ 2,049,865
JPMorgan Chase & Co.
Short-term Debt [Line Items]
Short-term loans		$ 90,000		¥ 550,700
Short-term loan, fixed interest rate (as a percent)		0.96%		0.96%
Short-term loan, maturity term		12 months
Deposits to secure short-term loan				¥ 614,200
HSBC
Short-term Debt [Line Items]
Deposits to secure short-term loan	374,800		2,427,600
HSBC | Short-term loan one, due 12 months
Short-term Debt [Line Items]
Short-term loans		$ 110,000		¥ 673,100
Short-term loan, fixed interest rate (as a percent)		1.15%		1.15%
Short-term loan, maturity term		12 months
HSBC | Short-term loan two, due 12 months
Short-term Debt [Line Items]
Short-term loans		$ 90,000		¥ 550,700
Short-term loan, fixed interest rate (as a percent)		1.15%		1.15%
Short-term loan, maturity term		12 months
HSBC | Short-term loan three, due 3 months
Short-term Debt [Line Items]
Short-term loans		$ 45,000		¥ 275,400
Short-term loan, fixed interest rate (as a percent)		0.96%		0.96%
Short-term loan, maturity term		3 months
HSBC | Short-term loan three A, due 3 months
Short-term Debt [Line Items]
Short-term loans	$ 110,000		¥ 714,300
Short-term loan, fixed interest rate (as a percent)	1.00%		1.00%
Short-term loan, maturity term	3 months
HSBC | Short-term loan three B, due 3 months
Short-term Debt [Line Items]
Short-term loans	$ 90,000		¥ 584,400
Short-term loan, fixed interest rate (as a percent)	0.96%		0.96%
Short-term loan, maturity term	3 months
HSBC | Short-term loan three C, due 3 months
Short-term Debt [Line Items]
Short-term loans	$ 150,000		¥ 974,000
Short-term loan, fixed interest rate (as a percent)	0.93%		0.93%
Short-term loan, maturity term	3 months